Discontinued Operations (Schedule Of Assets And Liabilities Reported As Discontinued Operations) (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Current assets
Inventories, net		$ 111
Prepaid expenses and other current assets		8
Current assets - discontinued operations	$ 0	119
Total assets - discontinued operations		119
Current liabilities
Trade accounts payable		139
Other accrued expenses		569
Current liabilities - discontinued operations	$ 0	708
Total liabilities - discontinued operations		$ 708